SCHEDULE OF SALES BY PRODUCT TYPE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Product Information [Line Items]
Sales	$ 370,406,840	$ 341,169,426	$ 296,457,902
Human Albumin [Member]
Product Information [Line Items]
Sales	132,498,791	133,712,663	111,422,258
Human Immunoglobulin For Intravenous Injection [Member]
Product Information [Line Items]
Sales	117,511,797	117,891,410	125,136,104
Other Immunoglobulin Products [Member]
Product Information [Line Items]
Sales	50,147,328	40,105,561	22,518,554
Placenta Polypeptide [Member]
Product Information [Line Items]
Sales	49,199,288	32,178,681	27,194,800
Others [Member]
Product Information [Line Items]
Sales	$ 21,049,636	$ 17,281,111	$ 10,186,186